ORGANIZATION (Details) - USD ($)					12 Months Ended
	Feb. 02, 2023	Dec. 05, 2022	Feb. 04, 2021	Jun. 05, 2020	Dec. 31, 2022	Mar. 31, 2023	Feb. 28, 2023	Jan. 26, 2023	Mar. 01, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Price per share (in dollars per share)			$ 10.00
Gross proceeds			$ 1,000,000,000.0
Offering costs			$ 55,900,000
Deferred underwriting commissions					$ 35,000,000	$ 35,000,000				$ 35,000,000
Fair market value of one or more business, percent			80.00%
Covenant, ownership interest to be acquired, minimum, percent			50.00%
Maximum percent of equity convertible without consent					15.00%	15.00%
Redemption percent if business combination isn't completed					100.00%	100.00%
Investments held in Trust Account					$ 1,013,382,491	$ 484,900,806				1,000,284,779
Interest to pay dissolution expense					100,000	100,000
Working capital deficit					9,600,000	15,800,000
Total current liabilities					9,675,694	15,942,180				3,523,316
Cash					37,982	$ 90,852				749,510
Promissory note and working capital loan					$ 1,500,000					0
Number of shares in a Unit			1
Number of warrants in a Unit			0.5
Redemption period upon closure			10 days
Maximum Earn Out Units will be subject to vesting at the Closing					25,000,000
Percentage of certain tax benefits to be paid					85.00%
Working Capital Loan
Subsidiary, Sale of Stock [Line Items]
Promissory note and working capital loan					$ 1,500,000
Working capital loan outstanding					1,500,000
Working Capital Loan | Maximum
Subsidiary, Sale of Stock [Line Items]
Borrowed amount					$ 2,500,000				$ 2,500,000
Sponsor Lock-Up Agreement
Subsidiary, Sale of Stock [Line Items]
Lock-Up Period					1 year
X-energy Lock-Up Agreement
Subsidiary, Sale of Stock [Line Items]
Lock-Up Period					1 year
Subsequent Event | Working Capital Loan
Subsidiary, Sale of Stock [Line Items]
Working capital loan outstanding							$ 2,100,000
Subsequent Event | Amended and Restated Registration Rights Agreement
Subsidiary, Sale of Stock [Line Items]
Number of shares elected to redeem	53,002,919
Cash paid from Trust Account to redeeming shareholders	$ 539,000,000.0
Redemption price per share	$ 10.17
Class A Ordinary Shares included as part of the units
Subsidiary, Sale of Stock [Line Items]
Consideration received on issuance of warrants			$ 23,000,000.0
Purchase price per share					$ 18.00	$ 18.00
Series A Preferred Stock | Amended and Restated Registration Rights Agreement
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		45,000
Purchase price per share		$ 1,000.00
Gross proceeds form issuance		$ 45,000,000.0
Sponsor
Subsidiary, Sale of Stock [Line Items]
Cash					$ 38,000
Monthly deposit per share into Trust Account								0.03%
Sponsor | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Monthly deposit per share into Trust Account								0.03%
Affiliated Entity | Sponsor
Subsidiary, Sale of Stock [Line Items]
Proceeds from contributions from affiliates				$ 25,000
Promissory note and working capital loan			$ 278,085		278,085	$ 278,085
Working capital loan outstanding						2,100,000
Affiliated Entity | Sponsor | Working Capital Loan
Subsidiary, Sale of Stock [Line Items]
Promissory note and working capital loan					$ 1,500,000	$ 2,100,000				$ 0
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)			100,000,000
Number of warrants issued (in shares)					20,000,000
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)			13,000,000
Offering costs			$ 20,000,000.0
Over-Allotment Option | Class A Ordinary Shares included as part of the units
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued (in shares)			1,733,333
Consideration received on issuance of warrants			$ 23,000,000.0
Deferred Underwriting Fees
Subsidiary, Sale of Stock [Line Items]
Offering costs			35,000,000.0
Deferred underwriting commissions			$ 35,000,000.0
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued (in shares)			15,333,333
Private Placement | Class A Ordinary Shares included as part of the units
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued (in shares)			15,333,333
Number of shares elected to redeem	53,002,919
Cash paid from Trust Account to redeeming shareholders	$ 539,000,000.0
Redemption price per share	$ 10.17